OTHER CURRENT ASSETS, NET (Details Narrative) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Allowance for losses	$ 175,641	$ 175,641